SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of Shares, Outstanding	3,659,015	3,216,408	3,216,408	2,932,392
Weighted Average Exercise Price, Outstanding	$ 6.19	$ 6.48	$ 6.48	$ 6.09
Weighted average Remaining Contractual Term, Outstanding	7 years 1 month 24 days	7 years 10 months 6 days	7 years 4 months 24 days	8 years 21 days	8 years 11 months 4 days
Number of Shares, Granted		68,080	458,080	284,016
Weighted Average Exercise Price, Granted		$ 10.42	$ 3.91	$ 10.42
Weighted average Remaining Contractual Term, Granted		10 years	10 years	10 years
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Number of Shares, Forfeitures			15,473
Weighted Average Exercise Price, Forfietures			$ 10.42
Number of Shares, Outstanding	3,659,015	3,284,488	3,659,015	3,216,408	2,932,392
Weighted Average Exercise Price, Outstanding	$ 6.19	$ 6.56	$ 6.19	$ 6.48	$ 6.09
Number of Shares, Exercisable	3,120,585		2,943,807
Weighted Average Exercise Price, Exercisable	$ 6.29		$ 7.64
Weighted average Remaining Contractual Term, Exercisable	6 years 10 months 13 days		7 years 1 month 6 days
Number of Shares, Forfeitures			(15,473)
Weighted Average Exercise Price, Forfietures			$ (10.42)